Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of changes in deferred tax liabilities and deferred tax assets

	2011	2010
Deferred tax assets:
Oil and gas properties and equipment	$(515,123)	$(1,335,490)
Net operating loss carry-forward	11,291,513	7,285,426
Share based compensation	4,675,241	3,902,007
Abandonment obligation	205,145	188,728
Derivative instruments	176,514	148,384
Other	(91,304)	(30,896)
Total deferred tax asset	15,741,986	10,158,159
Valuation allowance	(15,741,986)	(10,158,159)
Net deferred tax asset	$-	$-

Reconciliation of the Company’s effective tax rate to the expected federal tax rate

	2011	2009
Effective federal tax rate	35.00%	35.00%
Effect of permanent differences	-7.54%	-21.78%
State tax rate	2.20%	2.20%
Change in rate	0.00%	-0.23%
Other	0.00%	3.07%
Valuation allowance	-29.66%	-18.26%
Net	0%	0%